SUBSEQUENT EVENTS (Details) ¥ in Thousands	1 Months Ended		6 Months Ended
	Oct. 31, 2025 USD ($)	Oct. 31, 2025 CNY (¥)	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($)	Feb. 28, 2025 USD ($)	Dec. 31, 2024 shares	Oct. 01, 2024 shares	Sep. 30, 2024 shares	Dec. 31, 2023 shares
SUBSEQUENT EVENTS
Proceeds from short-term bank loans | $			$ 9,646,105	$ 8,454,600
Ordinary shares, shares issued (in shares)			40,979,382			35,728,625
Ordinary shares outstanding			26,552,370				29,411,765	29,411,765	29,411,765
Baide Suzhou
SUBSEQUENT EVENTS
Sale Leaseback Transaction, Monthly Payments | $					$ 99,574
J.V.B. Financial Group, LLC
SUBSEQUENT EVENTS
Ordinary shares, shares issued (in shares)			50,000
Grand Fortune Capital (H.K.) Company Limited
SUBSEQUENT EVENTS
Ordinary shares, shares issued (in shares)			583,529
Subsequent event | Short term debt 2.8 percent due in ten months | Nanjing Changcheng
SUBSEQUENT EVENTS
Proceeds from short-term bank loans	$ 1,400,000	¥ 10,000
Term of loan (in months)	10 months	10 months
Annual interest rate (in percent)	2.80%	2.80%